Income tax - Disclosure of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Tax losses carried forward	$ 6,385	$ 7,573
Share-based payments	884	850
Temporary difference on deferred income	269
Less: Valuation allowance	(6,385)	(7,573)	$ (6,838)
Deferred tax assets net	1,153	850
Deferred tax liabilities
Acquired intangible assets	(1,760)	(2,638)
Outside basis difference	(1,004)	(486)
Others	(30)	(35)
Deferred tax liabilities net	$ (2,794)	$ (3,159)